FT Raymond James Multicap Growth Equity ETF Investment Strategy - FT Raymond James Multicap Growth Equity ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of growth companies, as identified by the Fund's sub-advisor, Raymond James & Associates, Inc. (“Raymond James” or the “Sub-Advisor”). The Fund seeks to achieve its objective by investing in a portfolio of U.S.-listed equity securities, including common stocks and real estate investment trusts (“REITs”) that are rated “Strong Buy” or “Outperform” by Raymond James Equity Research (as defined below) and exhibit growth characteristics by a model developed and overseen by Raymond James. In its capacity as a non-discretionary investment sub-advisor, Raymond James provides a list of recommended investments and weightings (the “Model Portfolio”) to First Trust Advisors L.P, the Fund’s investment advisor (“First Trust” or the “Advisor”). Raymond James supplies the Model Portfolio to First Trust. The members of First Trust's investment committee serve as the Fund’s portfolio managers and will generally invest in the component securities of the Model Portfolio in the same approximate proportion as the Model Portfolio. However, there may be circumstances in which First Trust may exercise investment discretion and the portfolio managers ultimately have the responsibility for all investment decisions of the Fund. The starting universe of eligible securities for the Model Portfolio consists of the approximately 1,200 U.S.-listed equity securities that the Sub-Advisor’s team of equity research analysts (“Raymond James Equity Research”) follows and provides ratings on. From this starting universe, only companies that have been assigned a rating of “Strong Buy” or “Outperform” by Raymond James Equity Research are eligible for inclusion in the Model Portfolio. In general, Raymond James Equity Research assigns a “Strong Buy” rating to a security that is, according to the analyst responsible for assigning such rating, expected to appreciate, produce a total return of at least 15% and outperform the S&P 500 over the next six to 12 months. Raymond James Equity Research assigns an “Outperform” rating to a security that is, according to the analyst responsible for assigning such rating, expected to appreciate and outperform the S&P 500 over the next 12 to 18 months. For higher yielding and more conservative equities, Raymond James Equity Research assigns a “Strong Buy” rating for securities where a total return of at least 15% is expected to be realized over the next 12 months and an “Outperform” rating for securities where Raymond James Equity Research is comfortable with the relative safety of the dividend and expects a total return modestly exceeding the dividend yield over the next 12 to 18 months. Master limited partnerships, business development companies, preferred stocks and mortgage REITs are excluded from selection for the Model Portfolio. The Sub-Advisor further excludes securities from the Model Portfolio that do not meet the Fund’s investment objective based on various fundamental and quantitative screens. The remaining securities are then evaluated and scored by the Sub-Advisor pursuant to its own proprietary metrics to identify the most attractive securities of companies that exhibit both strong growth qualities and growth potential. The Sub-Advisor defines growth companies by assigning a z-score on multiple growth factors, including free cash flow growth, earnings-per-share growth, and earnings-per-share revisions. A z-score is a measure of how many standard deviations below or above the mean a data point is and can be used to identify data points that may be considered outliers relative to the mean. A combined growth z-score is then calculated by averaging the individual factor z-scores. Any security that scores greater than or equal to -1 on the combined growth z-score meets the Sub-Advisor’s growth criteria and is eligible for inclusion in the Model Portfolio. The Sub-Advisor then expects to select approximately 40 securities meeting its growth criteria that are approximately sector neutral relative to the Russell 3000 Growth Index for the Model Portfolio. The Model Portfolio’s target sector weights are set to within +/- 10% of the sector exposure of the Russell 3000 Growth Index. The Fund’s portfolio will be approximately equally-weighted. The Fund will invest in securities of companies with various market capitalizations. The Sub-Advisor will actively monitor and review the portfolio for downgrades to ratings or corporate actions that may impair the future return potential of a given security. Upon a determination that there has been a rating downgrade or corporate action that results in a security being removed from the Model Portfolio, the Sub-Advisor will promptly notify First Trust. The Sub-Advisor will rebalance the Model Portfolio on a quarterly basis. The portfolio managers will then make a determination whether to buy or sell a security based on the Model Portfolio. The portfolio managers may exercise investment discretion and deviate from the Model Portfolio when the component securities, in the opinion of First Trust, are not appropriate for seeking to meet the Fund’s investment objective. The Fund’s investments are concentrated in the information technology sector, and therefore, may be concentrated in one or more industries within the information technology sector. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund’s investments are concentrated in the information technology sector, and therefore, may be concentrated in one or more industries within the information technology sector.